Share-Based Compensation - Summary of NES Activities under 2006 Share Incentive Plan (Detail) (USD $)	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Equity [Abstract]
NES outstanding, Beginning balance	1,510,970	521,000	1,103,368
Granted	19,830	2,165,525	811,020
Vested	(810,052)	(1,054,962)	(1,353,548)
Forfeited	(100,818)	(120,593)	(39,840)
NES outstanding, Ending balance	619,930	1,510,970	521,000	1,103,368
NES vested and expect to vest at May 31, 2014	528,861
Granted	$ 22.80	$ 12.97	$ 25.11
Vested	$ 14.30	$ 15.84	$ 20.35
Forfeited	$ 14.97	$ 14.40	$ 24.25
NES outstanding, Beginning balance	$ 12.39	$ 13.45	$ 20.47	$ 17.05
NES vested and expect to vest at May 31, 2014	$ 12.42